Risk Management and Fair Value Measurements - Schedule of Gains Losses on Derivative Instruments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Risk Management And Fair Value Measurements
Financial derivative instrument - Initial cost	$ (28)	$ (47)
Financial derivative instrument - Fair value as at period end	3	54
Gain / (Loss) from financial derivative instrument	$ (25)	$ 7